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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Europe Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Europe Fund
         Schedule of Investments  01/31/05 (unaudited)

Shares                                                        Value
         PREFERRED STOCKS - 1.7 %
         Automobiles & Components - 0.9 %
         Automobile Manufacturers - 0.9 %
  2,669  Porsche AG Designs                               $  1,738,923
         Total Automobiles & Components                   $  1,738,923

         Health Care Equipment & Services - 0.8 %
         Health Care Equipment - 0.8 %
 15,387  Fresenius AG *                                   $  1,560,521
         Total Health Care Equipment & Services           $  1,560,521
         TOTAL PREFERRED STOCKS
         (Cost   $2,211,850)                              $  3,299,444
         COMMON STOCKS - 97.6 %
         Energy - 9.9 %
         Integrated Oil & Gas - 4.3 %
357,562  BP Amoco Plc                                     $  3,543,838
193,463  Eni S.p.A.                                          4,706,747
                                                          $  8,250,585
         Oil & Gas Refining Marketing & Transportation - 5.6 %
185,381  Repsol SA                                        $  4,737,144
 27,015  Total SA                                            5,800,495
                                                          $ 10,537,639
         Total Energy                                     $ 18,788,224
         Materials - 10.0 %
         Commodity Chemicals - 1.4 %
 38,848  BASF India, Ltd.                                 $  2,653,674

         Construction Materials - 6.9 %
126,362  CRH Plc                                          $  3,348,807
 35,325  Holcim, Ltd.                                        2,205,456
115,676  Italcementi S.p.A.                                  1,946,501
 36,575  Lafarge Br                                          3,773,509
 13,527  Vinci SA                                            1,939,494
                                                          $ 13,213,767
         Diversified Metals & Mining - 1.7 %
102,546  Rio Tinto Plc                                    $  3,199,326
         Total Materials                                  $ 19,066,767
         Capital Goods - 8.1 %
         Construction & Engineering - 5.0 %
135,096  ACS, Actividades de Construccion y Servicios SA  $  3,385,979
 66,767  Compagnie de Saint Gobain                           4,131,452
 11,867  Technip                                             1,992,169
                                                          $  9,509,600
         Electrical Component & Equipment - 1.4 %
 34,963  Schneider Electric SA                            $  2,671,285

         Industrial Machinery - 1.7 %
 22,894  Atlas Copco AB                                   $  1,067,536
 47,981  SKF AB                                              2,209,822
                                                          $  3,277,358
         Total Capital Goods                              $ 15,458,243
         Commercial Services & Supplies - 1.4 %
         Diversified Commercial Services - 1.4 %
 98,805  TNT Post Group NV                                $  2,710,059
         Total Commercial Services & Supplies             $  2,710,059
         Automobiles & Components - 0.9 %
         Auto Parts & Equipment - 0.9 %
 27,644  Compagnie Generale des Etablissements Michelin   $  1,788,902
         Total Automobiles & Components                   $  1,788,902
         Consumer Durables & Apparel - 1.0 %
         Apparel, Accessories & Luxury Goods - 1.0 %
 12,386  Adidas-Salomon AG                                $  1,855,720

         Total Consumer Durables & Apparel                $  1,855,720
         Hotels Restaurants & Leisure - 2.1 %
         Restaurants - 2.1 %
473,358  Compass Group Plc                                $  2,152,044
 97,115  GUS plc                                             1,762,831
                                                          $  3,914,875
         Total Hotels Restaurants & Leisure               $  3,914,875
         Media - 1.9 %
         Advertising - 0.6 %
 36,113  Publici SA                                       $  1,137,494

         Publishing - 1.3 %
 44,927  Vivendi Universal *                              $  1,417,914
 75,831  Elsevier NV                                         1,023,215
                                                          $  2,441,129
         Total Media                                      $  3,578,623
         Retailing - 2.0 %
         Computer & Electronics Retail - 0.6 %
393,352  Dixons Group Plc                                 $  1,174,505

         Distributors - 0.6 %
103,769  Buhrmann NV *                                    $  1,066,695

         Specialty Stores - 0.8 %
318,207  HMV Group Plc                                    $  1,558,671
         Total Retailing                                  $  3,799,871
         Food & Drug Retailing - 4.4 %
         Drug Retail - 0.9 %
132,406  Boots Co., Plc                                   $  1,662,734

         Food Retail - 3.5 %
 16,204  Nestle SA (Registered Shares)                    $  4,243,872
432,362  Tesco Plc                                           2,528,210
                                                          $  6,772,082
         Total Food & Drug Retailing                      $  8,434,816
         Food, Beverage & Tobacco - 1.8 %
         Tobacco - 1.8 %
198,123  British American Tobacco Plc                     $  3,392,302
         Total Food, Beverage & Tobacco                   $  3,392,302
         Pharmaceuticals & Biotechnology - 7.1 %
         Pharmaceuticals - 7.1 %
  5,920  Actelion, Ltd. *                                 $    561,600
101,490  Astrazeneca Plc                                     3,815,718
140,628  GlaxoSmithKline Plc                                 3,126,685
 28,545  Roche Holdings AG                                   3,039,502
 28,418  Sanofi-Aventis                                      2,117,561
 13,151  Schering AG                                           889,773
                                                          $ 13,550,839
         Total Pharmaceuticals & Biotechnology            $ 13,550,839
         Banks - 15.3 %
         Diversified Banks - 15.3 %
 87,214  Allied Irish Banks Plc                           $  1,733,526
366,085  Barclays Plc                                        4,003,865
110,759  Banco Bilbao Vizcaya Argentaria SA                  1,866,300
 67,006  BNP Paribas SA                                      4,837,341
 87,976  Credit Agricole SA                                  2,622,155
135,694  CS Group *                                          5,468,961
 53,683  Depfa Bank plc                                        943,604
156,045  HSBC Holding Plc                                    2,586,597
149,665  Royal Bank of Scotland Group Plc                    4,964,702
                                                          $ 29,027,051
         Total Banks                                      $ 29,027,051
         Diversified Financials - 10.9 %
         Asset Management & Custody Banks - 0.4 %
 32,000  Man Group Plc                                    $    818,159

         Other Diversified Finance Services - 9.2 %
 73,914  Fortis NV                                        $  1,993,678
 57,115  Societe Generale                                    5,691,239
 75,033  ING Groep NV                                        2,164,442
 26,878  Lagardere SCA                                       2,025,115
 68,945  UBS AG                                              5,581,712
                                                          $ 17,456,186
         Specialized Finance - 1.3 %
 39,370  Deutsche Boerse AG                               $  2,448,259
         Total Diversified Financials                     $ 20,722,604
         Insurance - 3.7 %
         Multi-Line Insurance - 3.1 %
124,278  AXA                                              $  3,017,238
 17,522  Zurich Financial Services *                         2,917,431
                                                          $  5,934,669
         Reinsurance - 0.6 %
 29,987  Hannover Rueckversicheru                         $  1,153,062
         Total Insurance                                  $  7,087,731
         Software & Services - 1.0 %
         It Consulting & Other Services - 1.0 %
 29,041  Atos Origin *                                    $  1,863,643
         Total Software & Services                        $  1,863,643
         Technology Hardware & Equipment - 2.9 %
         Semiconductors - 1.1 %
 76,701  Philips Electronics NV                           $  1,999,490

         Communications Equipment - 0.7 %
 93,277  Nokia Oyj                                        $  1,419,676

         Electronic Equipment & Instruments - 1.1 %
 25,607  Siemens                                          $  2,031,673
         Total Technology Hardware & Equipment            $  5,450,839
         Telecommunication Services - 10.5 %
         Integrated Telecommunication Services - 5.8 %
 54,635  Belgacom SA *                                    $  2,256,669
133,461  France Telecom SA                                   4,190,658
145,271  Telefonica SA                                       2,645,276
466,777  Telecom Italia S.p.A.                               1,856,270
                                                          $ 10,948,873
         Wireless Telecommunication Services - 4.7 %
3,440,224Vodafone Group Plc                               $  8,918,854
         Total Telecommunication Services                 $ 19,867,727
         Utilities - 2.7 %
         Electric Utilities - 2.7 %
 57,424  E.On AG                                          $  5,144,542
         Total Utilities                                  $  5,144,542
         TOTAL COMMON STOCKS
         (Cost   $138,093,359)                            $185,503,378

         TOTAL INVESTMENTS IN SECURITIES - 99.3%          $188,802,822
         (Cost   $140,305,209)
         OTHER ASSETS AND LIABILITIES - 0.7%                 1,248,821

         TOTAL NET ASSETS - 100.0%                        $190,051,643

       * Non-income producing security.

       (aAt 01/31/05, the net unrealized gain on investments based on cost for federal income tax purposes of $142,357,027 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost        $47,820,413

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value         (1,374,618)

         Net unrealized gain                              $46,445,795


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2005

* Print the name and title of each signing officer under his or her signature.